Equity - Summary of pre-funded warrant activity (Details)	12 Months Ended
Jun. 30, 2026 $ / shares shares
Average Remaining Contractual Life
Balance at the beginning (in years)	0 years
Issuance (in years)	0 years
Exercised (in years)	0 years
Balance at the end (in years)	0 years
Pre-funded warrant
Warrants Outstanding
Balance at the beginning	0
Issuance	1,291,573
Exercised	0
Balance at the end	1,291,573
Exercisable Shares
Balance at the beginning	0
Issuance of exercisable shares	1,291,573
Exercised	0
Balance at the end	1,291,573
Weighted Average Exercise Price
Balance at the beginning (in dollars per share) | $ / shares	$ 0
Issuance (in dollars per share) | $ / shares	0.0003
Exercised (in dollars per share) | $ / shares	0
Balance at the end (in dollars per share) | $ / shares	$ 0.0003